Convertible Loans (Details) € in Millions			1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 21, 2023 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Convertible loans received								$ 16,222,000	$ 11,753,000	$ 25,222,000
Fixed interest rate (as a percent)	8.00%
Lowest price per share paid by investor (as a percent)	60.00%									60.00%
Valuation Cap | €	€ 206.5
Redemption Premium (As a percent)										100.00%
Debt discount related to beneficial conversion feature of convertible loans			$ 9,100,000			$ 10,263,000	$ 16,961,000			$ 9,089,000
Fair value of the derivative liabilities		$ 25,000,000.0	25,000,000.0							25,000,000.0
Beneficial conversion feature			9,100,000
Debt issuance costs		500,000	500,000							500,000
Loss on derivative		8,700,000	13,100,000
Carrying value of debt		0	0							0
Convertible loan notes		6,130,000	6,130,000					8,809,000		6,130,000
Loans, measured at amortized cost		6,130,000	6,130,000					$ 8,809,000		6,130,000
Debt discount		20,700,000	20,700,000							$ 20,700,000
Accretion of amortized cost		1,100,000
Qualified Financing
Debt Instrument [Line Items]
Lowest price per share paid by investor (as a percent)										60.00%
Non-Qualified Financing
Debt Instrument [Line Items]
Lowest price per share paid by investor (as a percent)										60.00%
Convertible Loan
Debt Instrument [Line Items]
Convertible loans received			14,100,000	$ 100,000	$ 12,600,000
Fair value of the derivative liabilities		$ 35,000,000.0	$ 35,000,000.0							$ 35,000,000.0